Directors Loans (Tables)	12 Months Ended
Mar. 31, 2024
Directors Loans
Schedule Of Unsecured Loans Payable
		Year ended	Year ended
		March 31, 2024	March 31, 2023
		($)	($)
Opening balance		648,005	644,642
Principal advances		-	350,000
Principal repayment		-	(350,000)
Transaction costs		-	(99,191)
Amortization of transaction costs		136,942	102,554
Closing balance		784,947	648,005

		Year ended	Year ended
		March 31, 2024	March 31, 2023
		($)	($)
Non-current portion		784,947	648,005
Total		784,947	648,005

Finance expenses	Years ended March 31,
	2024	2023	2022
	($)	($)	($)
Interest on loan	101,274	126,685	100,000
Amortization of transaction costs	136,942	102,554	74,642
Total	238,216	229,239	174,642